Consolidated Balance Sheets (Parenthetical) - shares shares in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Issued (shares)	428.5	421.1
Outstanding (shares)	428.5	421.1